Purchases and other expenses - Restructuring and integration costs - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Purchases and other expenses [abstract]
Restructuring and integration provision - opening balance	€ 375	€ 414	€ 498
Additions with impact on income statement	150	234	122
Reversals releases with impact on income statement	(34)	(19)	(60)
Utilizations without impact on income statement	(133)	(205)	(147)
Translation adjustment	(1)	(1)	2
Reclassifications and other items	20	(48)	(1)
Reclassification to assets held for sale	0	0	0
Restructuring and integration provision - closing balance	€ 377	€ 375	€ 414